CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income (loss)	$ 434	$ 1,203	$ 215
Adjusted for the following items:
Equity accounted earnings, net of distributions	(52)	19	(69)
Impairment expense, net	609	218	39
Depreciation and amortization expense	1,804	748	371
Gain on acquisitions/dispositions, net	(726)	(500)	(267)
Provisions and other items	110	10	114
Deferred income tax expense (recovery)	(132)	(88)	(22)
Changes in non-cash working capital, net	116	(269)	(451)
Cash from operating activities	2,163	1,341	(70)
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the partnership	15,164	6,860	1,694
Repayment of non-recourse borrowings in subsidiaries of the partnership	(3,786)	(2,292)	(1,345)
Proceeds from other financing	1,750	0	0
Repayment of other financing	(42)	0	0
Proceeds from other credit facilities, net	321	(48)	360
Lease liability repayment	(182)
Capital provided by limited partners and Redemption-Exchange Unitholders	815	0	621
Capital provided by others who have interests in operating subsidiaries	4,151	1,395	897
Capital paid to others who have interests in operating subsidiaries	(462)	0	0
Distributions to limited partners and Redemption-Exchange Unitholders	(35)	(32)	(31)
Distributions to Special Limited Partners Unitholders	0	(327)	(95)
Distributions to others who have interests in operating subsidiaries	(1,769)	(1,995)	(388)
Cash from (used in) financing activities	15,925	3,561	1,713
Acquisitions
Subsidiaries, net of cash acquired	(18,498)	(3,422)	(1,668)
Property, plant and equipment and intangible assets	(1,205)	(545)	(240)
Equity accounted investments	(25)	(9)	(208)
Financial assets and other	(73)	(465)	(290)
Dispositions
Subsidiaries, net of cash disposed	1,393	0	383
Property, plant and equipment	62	111	17
Equity accounted investments	43	371	60
Financial assets and other	262	8	259
Net settlement of hedges	32	23
Net settlement of hedges			(12)
Restricted cash and deposits	70	(71)	104
Cash from (used in) investing activities	(17,939)	(3,999)	(1,595)
Cash
Change during the period	149	903	48
Impact of foreign exchange on cash	(10)	(60)	8
Net change in cash reclassified as assets held for sale	(102)	0	0
Balance, beginning of year	1,949	1,106	1,050
Balance, end of year	$ 1,986	$ 1,949	$ 1,106